SEGMENT AND GEOGRAPHIC INFORMATION - Schedule of Segment information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
SEGMENT AND GEOGRAPHIC INFORMATION
Net revenue	$ 809,844	$ 647,040	$ 508,685
Cost of revenue	221,138	178,718	150,456
Financial income, net	(16,935)	(12,306)	(4,283)
Taxes on income	24,960	26,415	20,067
Net income	110,745	101,491	58,534
Single Reportable Segment
SEGMENT AND GEOGRAPHIC INFORMATION
Net revenue	809,844	647,040	508,685
Cost of revenue	221,138	178,718	150,456
Marketing	245,521	163,624	125,076
Other segment items	$ 224,415	$ 189,098	$ 158,835
Segment Reporting, Other Segment Item, Composition, Description	Other segment items primarily consist of all remaining costs necessary for the operation of the business, including, employees related expenses, share based compensation, depreciation and amortization, professional services and other	Other segment items primarily consist of all remaining costs necessary for the operation of the business, including, employees related expenses, share based compensation, depreciation and amortization, professional services and other	Other segment items primarily consist of all remaining costs necessary for the operation of the business, including, employees related expenses, share based compensation, depreciation and amortization, professional services and other
Financial income, net	$ (16,935)	$ (12,306)	$ (4,283)
Taxes on income	24,960	26,415	20,067
Net income	$ 110,745	$ 101,491	$ 58,534